Schedule of Acquisitions and Divestitures of Businesses, Net of Cash Acquired (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Cash Flow, Supplemental [Line Items]
Cash paid for prior year acquisitions	$ (1.4)	$ (2.0)	$ (1.8)
Acquisition of businesses, net of cash acquired	(1.4)	(2.0)	(1.8)
Divestitures of business, net of cash disposed	$ 2.4		$ 5.2